Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations 1 [Abstract]
Acquisitions
Acquisitions Completed in 2017
Acquisition in Sun Life Financial Asia
On October 3, 2017, we completed the first stage of our acquisition of the pension business of FWD Life Insurance Company (Bermuda) Limited ("FWD") for total consideration of approximately $105, consisting of $92 initial cash consideration and estimated contingent consideration of $13 to be paid if certain future performance targets are achieved. The first stage included the acquisition of the Mandatory Provident Fund business and the commencement of an exclusive 15-year distribution agreement with FWD that allows Sun Life Hong Kong Limited to distribute its pension products through FWD's agency force in Hong Kong. The fair value of the net identifiable assets acquired in the transaction was $89, which included intangible assets of $61 and a related deferred tax liability of $10. The acquired intangible assets consist of client relationships and distribution intangible assets which are subject to amortization on a straight-line basis over their projected economic life of 30 years and 15 years, respectively. We recognized goodwill of $16 as a result of this transaction. The completion of the second and final stage of the transaction involves the purchase of the Occupational Retirement Schemes Ordinance business of FWD, and is expected to close by the end of 2018, subject to the receipt of regulatory approvals and satisfaction of customary closing conditions. These transactions will strengthen our position in the Hong Kong pension market and will be reported in our Sun Life Financial Asia ("SLF Asia") reportable segment.

Acquisitions Completed in 2016
Acquisition in Sun Life Financial United States
On March 1, 2016, we completed the purchase of the U.S. Employee Benefits business of Assurant, Inc. for total consideration of $1,264 which consisted of a ceding commission and a payment for the acquisition of direct subsidiaries. The purchase price included contingent consideration of $21 that was paid in the third quarter of 2016. The acquisition was effected through reinsurance agreements and the direct purchase of 100% of the voting shares of certain legal entities. The results and the net assets acquired, including goodwill, are recorded in our Sun Life Financial United States (“SLF U.S.”) reportable segment in Note 4. The acquisition adds new capabilities and increases the size and scale of this business segment.
The components of the fair value of net identifiable assets recognized from this acquisition consist of the following:

As at March 1, 2016
Fair value of consideration transferred	$1,264
Fair value of net identifiable assets acquired:
Assets acquired:
Invested assets	$2,345	(1)
Other assets	156
Deferred tax assets	186
Intangible assets	270	(2)
Total assets acquired	$2,957
Liabilities assumed:
Insurance contract liabilities	$2,248
Other liabilities assumed	105
Total liabilities assumed	$2,353
Fair value of net identifiable assets acquired	$604
Goodwill	$660	(3)

(1)	Includes cash and cash equivalents of $53, debt securities of $1,828, mortgages and loans of $376, and equity securities of $88.

(2)
The acquired intangible assets are finite life intangible assets that consist of client relationship intangible assets of $180 and distribution intangible assets of $90 that will be amortized on a straight-line basis over 15 years.

(3)
The goodwill represents the excess of the purchase price over the fair value of net assets and includes the benefit of synergies and future business and other economic benefits arising from this transaction of which $318 is deductible for tax purposes.

Acquisitions in Sun Life Financial Asia
During 2016, we acquired full ownership of our joint venture insurance company in Vietnam, PVI Sun Life Insurance Company Limited, subsequently renamed to Sun Life Vietnam Insurance Company Limited ("PVI Sun Life"). On January 7, 2016, we increased our ownership interest in PVI Sun Life, from 49% to 75% by acquiring from PVI Holdings an additional 26% of PVI Sun Life's charter capital for cash consideration of $49. As a result, we obtained control and re-measured our existing ownership interest in PVI Sun Life at fair value on the acquisition date, resulting in the recognition of a one-time, non-cash gain of $31 recorded in Interest and other investment income in our Consolidated Statements of Operations. This gain consists of $23 related to the difference between the fair value and carrying value of our 49% interest in PVI Sun Life under the equity method of accounting and $8 related to reclassification of cumulative translation difference from accumulated other comprehensive income to net income. The fair value of net identifiable assets includes cash and cash equivalents of $2 and intangible assets of $6. Goodwill arising from this transaction was $51, which primarily reflects expectations of future business. Non-controlling interests arising from acquisition were $18, which were recognized as its proportionate share of the fair value of the net identifiable assets. In connection with this acquisition, we also entered into an agreement that allowed PVI Holdings to sell all of its remaining charter capital in PVI Sun Life to us within a 10-year period, which was recognized as Transaction with non-controlling interests in our Consolidated Statements of Changes in Equity. On November 9, 2016, we acquired the remaining 25% of non-controlling interests from PVI Holdings for cash consideration of $46. As the acquisition of non-controlling interests was accounted for as an equity transaction, the difference between consideration transferred and the reduction of non-controlling interests was recognized directly in shareholders’ equity. Refer to Note 27.B for changes to non-controlling interests during 2016.

On July 1, 2016, we increased our investment in our joint venture in Indonesia, PT CIMB Sun Life from 49% to 100% and simultaneously entered into an extended bancassurance agreement with PT Bank CIMB Niaga to strengthen our distribution capabilities for total consideration of approximately $76, consisting of $54 initial cash consideration and estimated contingent consideration of $22, of which $20 was paid to date and the remaining amount to be paid in 2018. As a result of this transaction, we obtained control and re-measured our existing ownership interest in PT CIMB Sun Life at fair value on the acquisition date, resulting in the recognition of a one-time, non-cash gain of $6 recorded in Interest and other investment income in our Consolidated Statements of Operations, which relates to the difference between the fair value and carrying value of our 49% interest in PT CIMB Sun Life under the equity method of accounting. The fair value of net identifiable assets includes cash and cash equivalents of $8, distribution intangible assets of $67 and a net deferred tax liability of $17. The acquired intangible asset is subject to amortization on a straight-line basis. Goodwill arising from this transaction was $45, which primarily reflects expectations of future business and expense synergies.

The results and the net assets acquired, including goodwill, from these acquisitions are recorded in our SLF Asia reportable segment in Note 4.